Income (loss) Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	5 Months Ended	9 Months Ended	8 Months Ended	12 Months Ended
	Sep. 30, 2013 Successor [Member]	Dec. 31, 2013 Successor [Member]	Sep. 30, 2014 Successor [Member]	Aug. 30, 2013 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]
Schedule Of Income Loss From Continuing Operations [Line Items]
United States		$ 3,225		$ 32,509	$ (10,858)	$ (58,810)
Canada		(10)		(194)	(2,336)	(2,048)
Income (loss) before income tax	$ (4,386)	$ 3,215	$ 9,056	$ 32,315	$ (13,194)	$ (60,858)